UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan D. Havice
Title:    Managing Partner
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Jonathan D. Havice   Minneapolis, MN     November 9, 2011
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             47
Form 13F Information Table Value Total:       $521,936
                                           (thousands)

List of Other Included Managers:

NONE

     FORM 13F INFORMATION TABLE

              COLUMN 1         COLUMN 2     COLUMN 3  COLUMN 4   COLUMN 5            COLUMN 6     COLUMN 7  COLUMN 8
                               TITLE OF               VALUE              SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
           NAME OF ISSUER      CLASS        CUSIP     (x$1000)  AMOUNT   PRN  CALL  DISCRETION    MANAGERS SOLE    SHARED  NONE
A123 SYS INC                   NOTE 3.750   03739TAA6   3247     5000000 PRN        SOLE
ACCURIDE CORP NEW              COM NEW      00439T206   2736      534362 SH         SOLE                     534362
ANADARKO PETE CORP             COM          032511107   1261       20000 SH         SOLE                      20000
ASHLAND INC NEW                COM          044209104   1422       32215 SH         SOLE                      32215
BANK OF AMERICA CORPORATION    CALL         060505904   8973     1466200 SH  CALL   SOLE
BROOKDALE SR LIVING INC        NOTE 2.750   112463AA2    750     1000000 PRN        SOLE
CANADIAN NAT RES LTD           COM          136385101    761       26000 SH         SOLE                      26000
CELANESE CORP DEL              COM SER A    150870103    903       27750 SH         SOLE                      27750
CHEMTURA CORP                  COM NEW      163893209   1982      197607 SH         SOLE                     197607
CHINA MED TECHNOLOGIES INC     PUT          169483954    414       82800 SH  PUT    SOLE                      82800
CHINA MED TECHNOLOGIES INC     NOTE 4.000   169483AC8   3630     5500000 PRN        SOLE
CHINA MED TECHNOLOGIES INC     NOTE 6.250   169483AE4   2445     4000000 PRN        SOLE
CINCINNATI BELL INC NEW        COM          171871106   3206     1037613 SH         SOLE                    1037613
CITIGROUP INC                  CALL         172967904  19212      750000 SH  CALL   SOLE
CLEARWIRE CORP NEW             PUT          18538Q955    582      250000 SH  PUT    SOLE                     250000
CONOCOPHILLIPS                 CALL         20825C904   9498      150000 SH  CALL   SOLE
CYTEC INDS INC                 COM          232820100    933       26550 SH         SOLE                      26550
DELL INC                       CALL         24702R901  10605      750000 SH  CALL   SOLE
DELTA AIR LINES INC DEL        COM NEW      247361702   2738      365000 SH         SOLE                     365000
DIAMOND OFFSHORE DRILLING IN   COM          25271C102   2187       39961 SH         SOLE                      39961
DYNEGY INC DEL                 COM          26817G300   1020      247501 SH         SOLE                     247501
EASTMAN KODAK CO               PUT          277461959    396      508100 SH  PUT    SOLE                     508100
EASTMAN KODAK CO               NOTE 7.000%  277461BJ7   2691    10350000 PRN        SOLE
ENERGY PARTNERS LTD            COM NEW      29270U303   9530      860867 SH         SOLE                     860867
FORD MTR CO DEL                COM PAR $0   345370860   1026      106100 SH         SOLE                     106100
GENERAL MTRS CO                COM          37045V100   5650      280000 SH         SOLE                     280000
GOODYEAR TIRE & RUBR CO        COM          382550101   1617      160300 SH         SOLE                     160300
HARBIN ELECTRIC INC            PUT          41145W959    355       17200 SH  PUT    SOLE                      17200
HARTFORD FINL SVCS GROUP INC   CALL         416515904  17267     1069800 SH  CALL   SOLE
HARTFORD FINL SVCS GROUP INC   *W EXP 06/2  416515120    238       24800 SH         SOLE
HUNTSMAN CORP                  COM          447011107   4352      450000 SH         SOLE                     450000
LYONDELLBASELL INDUSTRIES N    SHS - A -    N53745100   6074      248619 SH         SOLE                     248619
MF GLOBAL HLDGS LTD            NOTE 3.375   55277JAB4   8633    11000000 PRN        SOLE
OMNICARE INC                   NOTE 3.750   681904AN8  11134    10000000 PRN        SOLE
PDL BIOPHARMA INC              NOTE 3.750   69329YAC8    473      500000 PRN        SOLE
PFIZER INC                     CALL         717081903  15039      850600 SH  CALL   SOLE
RADIOSHACK CORP                CALL         750438903   5810      500000 SH  CALL   SOLE
ROCKWOOD HLDGS INC             COM          774415103   1495       44378 SH         SOLE                      44378
SMITH & WESSON HLDG CORP       COM          831756101   1576      625441 SH         SOLE                     625441
SOLUTIA INC                    COM NEW      834376501    885       68850 SH         SOLE                      68850
SPDR S&P 500 ETF TR            PUT          78462F953 330399     2920000 SH  PUT    SOLE                    2920000
STRATEGIC HOTELS & RESORTS I   COM          86272T106   5536     1284523 SH         SOLE                    1284523
SUNCOR ENERGY INC NEW          COM          867224107   1488       58500 SH         SOLE                      58500
SYMANTEC CORP                  CALL         871503908   4075      250000 SH  CALL   SOLE
UNITED CONTL HLDGS INC         COM          910047109   3198      165000 SH         SOLE                     165000
VANTAGE DRILLING COMPANY       ORD SHS      G93205113   3304     2642921 SH         SOLE                    2642921
YRC WORLDWIDE INC              COM NEW      984249300   1190    24274887 SH         SOLE                   24274887